OTHER INCOME	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
OTHER INCOME

16. OTHER INCOME

During the year ended December 31, 2023, the Company had $369,857 other income, mainly consisted of local government grant for supporting Runcangsheng to become leading enterprise for plant, producing and marketing Chinese herbal medicine by utilizing local and natural resource of Chinese herb, building a primary processing plant with an annual processing capacity of 1,500 tons of Chinese medicinal materials, as well as supporting Runcangsheng on integrated innovation and application of deep processing technology for health products.